Capital stock and capital risk management - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Oct. 04, 2022	Dec. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2023	Dec. 07, 2022	Sep. 27, 2022	Apr. 26, 2022	Dec. 31, 2020
Number of shares outstanding	3,215,483		95,355,432	88,406,480	88,629,879					87,851,288
Reduction of issued capital		$ 72,695		$ 39,530	$ 72,695
Common Stock, Conversion Basis	to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned
Creation of a fund to acquire own shares						$ 29,859	$ 25,625		$ 23,840
Increase (Decrease) Through Number Of Shares Repurchased Equity				3,234,163
Increase (Decrease) Through Share Repurchase, Equity				$ (29,304)
Legal reserve			$ 101	$ 171		$ 5,630	$ 1,348		$ 1,255
Percentage of legal reserve to share capital			20.00%	20.00%	20.00%
Bottom of range [member]
Percentage of profit allocated to legal reserve			5.00%
Treasury shares [member]
Number of shares outstanding			33,436,809	40,385,761
Series A common shares [member]
Shares issued			1,176,811	2,038,643
Number of shares approved for incentive plans			5,772,141	972,121				39,530
Number of shares outstanding			95,355,430	88,406,478	88,629,877					87,851,286
Reduction of issued capital				$ 39,530	$ 72,695
Increase (Decrease) Through Number Of Shares Repurchased Equity				3,234,163
Increase (Decrease) Through Share Repurchase, Equity				$ (29,304)